Segment Reporting	12 Months Ended
Mar. 31, 2021
Segment Reporting [Abstract]
SEGMENT REPORTING
14.	SEGMENT REPORTING

The following provides the results of operations and the financial position of the Company’s operating segments as of and during the year ended March 31, 2021. The Longyun operating segment reflects the Company’s crowdfunding and incubation business. The Dacheng Liantong operating segment reflects the Company’s business of platform services.

Results of Operations

For the year ended March 31, 2021

	Longyun	Dacheng Liantong	Other	Total

Revenue	-	225,749	-	225,749

Operating expenses	3,026,631	389,672	744,413	4,160,716

Other income (expenses)	343,839	15,403	(1,636,269)	(1,277,027)

Loss before tax	(2,682,792)	(148,520)	(2,380,682)	(5,211,994)

Taxes	-	-	-	-

Net loss	(2,682,792)	(148,520)	(2,380,682)	(5,211,994)

Financial position

As of March 31, 2021

	Longyun	Dacheng Liantong	Other	Total

Current assets	8,248,675	1,973,297	5,355,897	15,577,869
Non-current assets	15,989	1,283	37,665	54,937
Total assets	8,264,664	1,974,580	5,393,562	15,632,806

Current liabilities	4,549,369	2,289,621	231,615	7,070,605
Non-current liabilities	9,913	-	-	9,913
Total liabilities	4,559,282	2,289,621	231,615	7,080,518

Net assets/(liabilities)	3,705,382	(315,041)	5,161,947	8,552,288

The following provides the results of operations and the financial position of the Company’s operating segments as of and during the year ended March 31, 2020. The Longyun operating segment reflects the Company’s crowdfunding and incubation business. The Taikexi operating segment reflects the Company’s business of auto parts sourcing and logistics services.

Results of Operations

For the year ended March 31, 2020

	Longyun	Taikexi	Other	Total

Revenue	-	-	11,252	11,252

Operating expenses	1,425,443	106,146	598,693	2,130,282

Other income (expenses)	582,173	(310)	80,656	662,519

Loss before tax	(843,270)	(106,456)	(506,785)	(1,456,511)

Taxes	26,917	-	496	27,413

Net loss	(870,187)	(106,456)	(507,281)	(1,483,924)

Loss attributable to Dragon Victory	(870,187)	(63,876)	(482,654)	(1,416,717)

Financial Position

As of March 31, 2020

	Longyun	Taikexi	Other	Total

Current assets	6,288,120	279	3,456,613	9,745,012
Non-current assets	101,705	68,052	49,592	219,349
Total assets	6,389,825	68,331	3,506,205	9,964,361

Current liabilities	225,129	10,765	2,355,447	2,591,341
Non-current liabilities	-	-	-	-
Total liabilities	225,129	10,765	2,355,447	2,591,341

Net assets	6,164,696	57,566	1,150,758	7,373,020